Related Party Transactions - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Plus component of annual investment management fee	0.25
Annual fee cap	0.15
Asset Management Arrangement
Related Party Transaction [Line Items]
Related party fees	$ 5.8	$ 5.3
Related party fees still due	3.2	2.1
Management Consulting Agreement
Related Party Transaction [Line Items]
Related party fees	5.0	5.0
Related party fees still due	0.0	0.0
Beneficial owner
Related Party Transaction [Line Items]
Intercompany balance payable	$ 0.6	$ 18.1
Maximum
Related Party Transaction [Line Items]
Percentage of consolidated group's net income due to Apollo Management	1.00%
Fees due to Apollo Management	$ 5.0